INCOME TAXES - Disclosure of detailed information about recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Deferred tax assets are attributable to the following:
Deferred tax assets	$ 7,708	$ 10,708
Set-off of tax	(7,708)	(10,708)
Net deferred tax assets	0	0
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(7,708)	(21,179)
Set-off of tax	7,708	10,708
Net deferred tax liabilities	0	(10,471)
Non-capital losses [Member]
Deferred tax assets are attributable to the following:
Deferred tax assets	6,670	10,708
Lease Liabilities [Member]
Deferred tax assets are attributable to the following:
Deferred tax assets	1,038
Long-term assets [Member]
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(961)	(4,983)
Biological assets [Member]
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(170)	(961)
Inventories [Member]
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(5,367)	(15,200)
Right-of-use lease assets [Member]
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(1,096)
Other [Member]
Deferred tax liabilities are attributable to the following:
Deferred tax liability	$ (114)	$ (35)